Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended					12 Months Ended
	Nov. 07, 2017	Aug. 02, 2017	Jul. 18, 2016	Nov. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Dec. 31, 2016		Dec. 31, 2017		Dec. 31, 2016
Temporary Equity [Line Items]
Net Proceeds to issued share									$ 161,054		$ 151,129
Loss on extinguishment of related-party note payable											(6,651)
Loss on issuance of redeemable convertible preferred stock									$ (8,522)		$ (26,635)
Convertible preferred stock, shares authorized							57,501,604		57,501,624		57,501,604
Percentage, voting right									The stock held by each WEIF and IPUK shall be limited, in the aggregate, to 19.5% of the total votes each on an as converted basis
Warrant Liability									$ 0
Series D2X Liquidation Preference
Temporary Equity [Line Items]
Convertible preferred stock, shares issued				5	15
Series D2X Liquidation Preference | August 2, 2017
Temporary Equity [Line Items]
Share price, per share		$ 900,000
Equity fair value disclosure		$ 2,800
Series D Preferred Stock | August 2, 2017
Temporary Equity [Line Items]
Equity fair value disclosure		13,200
Loss on issuance of redeemable convertible preferred stock		(5,700)
Series D excluding Series D 2X Liquidation Preference | August 2, 2017
Temporary Equity [Line Items]
Equity fair value disclosure		$ 10,400
Series D Preferred Stock
Temporary Equity [Line Items]
Net Proceeds to issued share			$ 15,500	$ 2,500	$ 7,400				39,739	[1],[2]	$ 29,814	[3],[4]
Convertible preferred stock, shares issued			31	5	15
Debt Conversion, Converted Instrument, Shares Issued			10
Debt Conversion, Original Debt, Amount			$ 5,000
Share price, per share			$ 1,200,000
Shares issued			41
Equity fair value disclosure			$ 47,800
Aggregate loss on issuance of shares			(27,300)
Loss on extinguishment of related-party note payable			(6,700)
Loss on issuance of redeemable convertible preferred stock			(20,600)						$ (35,200)		$ (26,600)
Convertible preferred stock, shares authorized						80	60	[3],[4]	80	[1],[2]	60	[3],[4]
Number of shares of Series D to purchase capital stock, value						$ 30,000					$ 40,000
Number of shares of to purchase capital stock, shares						80	60				60
Accrued Dividend							$ 1,100		$ 5,200		$ 1,100
Aggregate redemption in issuance of share									$ 45,200
Redemption price per share									$ 500,000
Warrant term description									The Warrant Rights will convert into a warrant to purchase up to that number of equity securities to be issued in the next equity financing equal to (i) seventy-five percent (75.0%) of the purchase price paid for the Series D (or $30.0 million), divided by (ii) the per share price of the equity securities issued to the new investors in such next equity financing.
Series D Preferred Stock | November 7, 2017
Temporary Equity [Line Items]
Share price, per share	$ 1,100,000
Equity fair value disclosure	$ 5,300
Series D2X Liquidation Preference
Temporary Equity [Line Items]
Net Proceeds to issued share							$ 9,500
Convertible preferred stock, shares issued							19
Shares issued							19				19
Equity fair value disclosure			7,600				$ 15,500				$ 15,500
Warrants and Rights Outstanding							800				800
Preferred Stock, Liquidation Preference, Value							100				100
Estimated fair value of shares							15,600				15,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value							$ 6,000				$ 6,000
Series D2X Liquidation Preference | November 7, 2017
Temporary Equity [Line Items]
Equity fair value disclosure	7,900
Loss on issuance of redeemable convertible preferred stock	(2,800)
Series D excluding Series D 2X Liquidation Preference
Temporary Equity [Line Items]
Equity fair value disclosure			$ 40,200
Warrant maturity									7 years
Series D excluding Series D 2X Liquidation Preference | November 7, 2017
Temporary Equity [Line Items]
Equity fair value disclosure	$ 2,600
WIM | Series D Preferred Stock
Temporary Equity [Line Items]
Preferred Stock, Shares Authorized									60
Sale of Stock, Price Per Share									$ 500,000

[1]	Aggregate liquidation amount includes accrued and unpaid dividends of $5.2 million as of December 31, 2017.
[2]	Proceeds, net of issuance costs, include $35.0 million in cash, $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.3 million. Excludes the Series D 2X Liquidation Preference net issuance price of $18.2 million, the loss on the issuance of Series D redeemable convertible preferred stock of $35.2 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $5.2 million.
[3]	Aggregate liquidation amount includes accrued and unpaid dividends of $1.1 million as of December 31, 2016.
[4]	Proceeds, net of issuance costs, include $25.0 million in cash and $5.0 million from the conversion of the Amended Cosmederm Note less issuance costs of approximately $0.2 million. Excludes the Series D 2X Liquidation Preference net issuance price of $7.5 million, the loss on the issuance of Series D redeemable convertible preferred stock of $26.6 million, loss on extinguishment of related-party note payable of $6.7 million and accrued Series D dividends of $1.1 million.